Note 8 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-lived, intangible assets, gross	€ 2,118	€ 1,818
Finite-lived, intangible assets, accumulated amortization	(1,591)	(1,669)
Total	527	149
Licensing Agreements [Member]
Finite-lived, intangible assets, gross	993	613
Finite-lived, intangible assets, accumulated amortization	(477)	(475)
Trademarks and Trade Names [Member]
Finite-lived, intangible assets, gross	393	430
Finite-lived, intangible assets, accumulated amortization	(383)	(419)
Patents [Member]
Finite-lived, intangible assets, gross	412	412
Finite-lived, intangible assets, accumulated amortization	(411)	(412)
Organization Costs [Member]
Finite-lived, intangible assets, gross	320	363
Finite-lived, intangible assets, accumulated amortization	€ (320)	€ (363)